FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
6. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company defines fair value as the amount at which an asset (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value estimates presented in the table below are based on information available to the Company as of September 30, 2015.

The accounting standard regarding fair value measurements discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company has determined the fair value of certain liabilities using the market approach. The following table presents the Company’s fair value hierarchy for these liabilities measured at fair value on a recurring basis as of September 30, 2015:

		Quoted Market
		Prices in Active	Significant Other	Significant Other
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	September 30, 2015	(Level 1)	(Level 2)	(Level 3)

Liabilities:
Warrant liability - 2012 Series A	$2,115,080	$-	$-	$2,115,080
Warrant liability - 2012 placement agent	13,904	-	-	13,904
Warrant liability - 2013 Series D	1,351,201	-	-	1,351,201
Warrant liability - 2013 placement agent	5,252	-	-	5,252
Total	$3,485,437	$-	$-	$3,485,437

The following table presents the Company’s fair value hierarchy for these liabilities measured at fair value on a recurring basis as of December 31, 2014:

		Quoted Market
	Fair Value	Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Dec 31, 2014	(Level 1)	(Level 2)	(Level 3)

Liabilities:
Warrant liability - 2010 Class B	$28,066	$-	$-	$28,066
Warrant liability - 2012 Series A&B	3,520,319	-	-	3,520,319
Warrant liability - 2012 placement agent	67,246	-	-	67,246
Warrant liability - 2013 Series D&E	3,036,986	-	-	3,036,986
Warrant liability - 2013 placement agent	18,907	-	-	18,907

Total	$6,671,524	$-	$-	$6,671,524

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of gains included in income attributable to unrealized appreciation that relate to those liabilities held at September 30, 2015:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)

	Total			2013			2012
	Warrant	2013	2013	Placement	2012	2012	Placement	2010
	Liability	Series E	Series D	Agent	Series B	Series A	Agent	Class B

Balance at January 1, 2014	$35,864,881	$5,855,206	$12,482,527	$98,080	$2,816,676	$13,887,307	$362,633	$362,452
Total gains or losses:
Unrealized appreciation	(29,193,357)	(5,829,469)	(9,471,278)	(79,173)	(2,804,295)	(10,379,369)	(295,387)	(334,386)
Balance at December 31, 2014	$6,671,524	$25,737	$3,011,249	$18,907	$12,381	$3,507,938	$67,246	$28,066
Total gains or losses:
Unrealized appreciation	(3,186,087)	(25,737)	(1,660,048)	(13,655)	(12,381)	(1,392,858)	(53,342)	(28,066)
Balance at September 30, 2015	$3,485,437	$-	$1,351,201	$5,252	$-	$2,115,080	$13,904	$-

Value per Warrant	$0.143	$-	$0.105	$0.080	$-	$0.205	$0.049	$-

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company defines fair value as the amount at which an asset (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value estimates presented in the table below are based on information available to the Company as of December 31, 2014.

The accounting standard regarding fair value measurements discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company has determined the fair value of certain liabilities using the market approach. The following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2014:

		Quoted Market
		Prices in Active	Significant Other	Significant Other
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	Dec 31, 2014	(Level 1)	(Level 2)	(Level 3)

Liabilities:
Warrant liability - 2010 Series B	$28,066	$-	$-	$28,066
Warrant liability - 2012 Series A&B	3,520,319	-	-	3,520,319
Warrant liability - 2012 placement agent	67,246	-	-	67,246
Warrant liability - 2013 Series D&E	3,036,986	-	-	3,036,986
Warrant liability - 2013 placement agent	18,907	-	-	18,907
Total	$6,671,524	$-	$-	$6,671,524

The following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2013:

		Quoted Market
		Prices in Active	Significant Other	Significant Other
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	December 31, 2013	(Level 1)	(Level 2)	(Level 3)

Liabilities:
Warrant liability - 2010 Series B	$362,452	$-	$-	$362,452
Warrant liability - 2012 Series A&B	16,703,983	-	-	16,703,983
Warrant liability - 2012 placement agent	362,633	-	-	362,633
Warrant liability - 2013 Series D&E	18,337,733	-	-	18,337,733
Warrant liability - 2013 placement agent	98,080	-	-	98,080
Total	$35,864,881	$-	$-	$35,864,881

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized depreciation that relate to those liabilities held at December 31, 2014:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)

	Total			2013			2012		Debenture
	Warrant	2013	2013	Placement	2012	2012	Placement	2010	Conversion
	Liability	Series E	Series D	Agent	Series B	Series A	Agent	Series B	Feature

Balance at January 1, 2013	$21,420,276	$-	$-	$-	$5,744,784	$6,685,740	$542,530	$898,722	$7,548,500
Purchase, sales and settlements:
Warrants and other derivatives issued	15,681,151	5,057,354	10,552,240	71,557
Settlement of derivatives	(5,403,000)								(5,403,000)
Total gains or losses:
Unrealized depreciation/(appreciation)	4,166,454	797,852	1,930,287	26,523	(2,928,108)	7,201,567	(179,897)	(536,270)	(2,145,500)
Balance at January 1, 2014	$35,864,881	$5,855,206	$12,482,527	$98,080	$2,816,676	$13,887,307	$362,633	$362,452	$-
Purchase, sales and settlements:
Warrants and other derivatives issued
Settlement of derivatives
Total gains or losses:
Unrealized depreciation/(appreciation)	(29,193,357)	(5,829,469)	(9,471,278)	(79,173)	(2,804,295)	(10,379,369)	(295,387)	(334,386)
Balance at Dec 31, 2014	$6,671,524	$25,737	$3,011,249	$18,907	$12,381	$3,507,938	$67,246	$28,066	$-

Value per Warrant	$0.154	$0.002	$0.234	$0.288	$0.002	$0.340	$0.237	$0.035

Significant assumptions used at December 31, 2014 and 2013 for the warrants and embedded conversion discount derivative liability of the Debentures are as follows:

	December 31, 2014	December 31, 2013

Volatility	173%	108%
Risk-free interest rate	1.65%	2.08%